DEPOSITS DEPOSITS-Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 285.0	$ 284.9